Label	Element	Value
iClima Climate Change Solutions ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	iClima Climate Change Solutions ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iClima Global Decarbonization Transition Leaders ETF
(CLMA)

listed on NYSE Arca, Inc.

December 16, 2021

Supplement to the
Summary Prospectus, dated July 21, 2021, and the Prospectus and Statement of Additional Information (“SAI”), each dated July 14, 2021, as previously supplemented

The Board of Trustees of Tidal ETF Trust (the “Trust”) has approved a change to the name of the iClima Global Decarbonization Transition Leaders ETF (the “Fund”), a series of the Trust. Effective February 14, 2022, the Fund’s name will change to the iClima Climate Change Solutions ETF. Accordingly, all references to the Fund’s name in the Summary Prospectus, Prospectus and SAI are hereby amended to reflect the Fund’s new name.
In addition, all references in the Summary Prospectus, Prospectus and SAI to the defined term “CO2e Avoidance Companies” are hereby revised and replaced with the defined term “Climate Change Solutions Companies.”
Strategy [Heading]	rr_StrategyHeading	The first paragraph in the subsection titled “Principal Investment Strategies – The Fund’s Investment Strategy” of the Prospectus is hereby revised and replaced with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	“The Fund will invest all, or substantially all, of its assets in the component securities that make up the Index. Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in Climate Change Solutions Companies, as defined above.” Similarly, the Fund’s non-fundamental investment restriction as set forth in the section titled “Investment Restrictions” of the SAI is hereby revised and replaced with the following: “Under normal circumstances, at least 80% of the iClima Climate Change Solutions ETF’s net assets, plus borrowings for investment purposes, will be invested in Climate Change Solutions Companies, as defined in the Prospectus.”
Supplement Closing [Text Block]	ck0001742912_SupplementClosingTextBlock	Please retain this Supplement for future reference.
iClima Climate Change Solutions ETF | iClima Climate Change Solutions ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CLMA